UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund:  BlackRock Long-Horizon Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Long-

             Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Argentina — 1.0%
MercadoLibre, Inc.		59,403	$5,494,778
Belgium — 2.1%
Anheuser-Busch InBev NV		111,256	12,008,161
Denmark — 2.1%
Novo Nordisk A/S, Class B		259,945	11,965,828
Finland — 2.4%
Kone OYJ, Class B (a)		324,630	13,649,947
Hong Kong — 0.0%
Chaoda Modern Agriculture Holdings Ltd. (b)		3,106,585	93,198
India — 3.2%
HDFC Bank Ltd.		1,236,712	17,821,590
Sweden — 3.1%
Assa Abloy AB, Class B		352,169	17,303,939
Switzerland — 15.8%
Cie Financiere Richemont SA, Registered Shares		228,653	21,697,389
Nestle SA, Registered Shares		246,325	18,237,904
Roche Holding AG		105,130	30,509,312
The Swatch Group AG, Bearer Shares		33,926	18,092,137

			88,536,742
Taiwan — 0.0%
Chunghwa Telecom Co. Ltd.		1	3
United Kingdom — 13.6%
AstraZeneca PLC		212,976	15,550,744
British American Tobacco PLC		456,792	26,759,957
Delta Topco Ltd.		1,559,597	1,226,779
Imperial Tobacco Group PLC		764,526	33,099,333

			76,636,813
United States — 55.0%
Allergan, Inc.		80,846	13,409,117
AMETEK, Inc.		270,658	13,178,338
AutoZone, Inc. (b)		56,650	29,289,749
Cerner Corp. (b)		293,157	16,182,266
Citigroup, Inc.		345,215	16,884,466
Cognizant Technology Solutions Corp., Class A (b)		363,235	17,816,677
Comcast Corp., Class A		405,364	21,780,208
DIRECTV (b)		231,597	19,928,922
Discovery Communications, Inc., Class A (b)		276,663	23,574,454
JPMorgan Chase & Co.		264,748	15,268,017
McDonald’s Corp.		106,478	10,068,560
Microsoft Corp.		577,038	24,904,960
Newell Rubbermaid, Inc.		941,331	30,574,431
Pfizer, Inc.		267,177	7,667,980
Philip Morris International, Inc.		291,386	23,896,566
Common Stocks	Shares		Value
United States (concluded)
Praxair, Inc.		108,233	$13,868,977
Veeco Instruments, Inc. (b)		297,726	10,334,069

			308,627,757
Total Common Stocks — 98.3%			552,138,756

Corporate Bonds	Par (000)
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/2012 (b)(c)(d)(e)	USD	1,000	10,000
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/2010 (b)(c)(d)	CNY	10,800	—
United Kingdom — 0.2%
Delta Topco Ltd., 10.00%, 11/24/60 (e)(f)	USD	1,308	1,310,891
Total Corporate Bonds — 0.2%			1,320,891

Preferred Stock — 1.3%	Shares
United States — 1.3%
Proteus Digital Health (g)		532,725	7,000,007
Total Long-Term Investments (Cost — $441,663,870) — 99.8%			560,459,654

Short-Term Securities

Money Market Funds – 3.3%	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (h)(i)(j)		18,667,365	$18,667,365

Time Deposits — 0.0%	Par (000)
Denmark — 0.0%
Brown Brothers Harriman & Co., 0.00%, 8/01/14	DKK	140	25,209
Total Short-Term Securities (Cost — $18,692,574) — 3.3%			18,692,574

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $460,356,443*) — 103.1%	$579,152,227
Liabilities in Excess of Other Assets — (3.1)%	(17,532,435)

Net Assets — 100.0%	$561,619,792

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$460,606,253

Gross unrealized appreciation	$124,161,261
Gross unrealized depreciation	(5,615,287)

Net unrealized appreciation	$118,545,974

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $7,000,007 and an original cost of $7,000,0007 which is 1.3% of its net assets.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,318,314	(4,318,314)	—	$1,118
BlackRock Liquidity Series, LLC, Money Market Series	15,441,542	3,251,032	18,692,574	$36,615

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

CNY	Chinese Yuan Renminbi
DKK	Danish Krone
USD	U.S. Dollar

2	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$5,494,778	—	—	$5,494,778
Belgium	—	$12,008,161	—	12,008,161
Denmark	—	11,965,828	—	11,965,828
Finland	—	13,649,947	—	13,649,947
Hong Kong	—	93,198	—	93,198
India	—	17,821,590	—	17,821,590
Sweden	—	17,303,939	—	17,303,939
Switzerland	—	88,536,742	—	88,536,742
Taiwan	—	3	—	3
United Kingdom	—	75,410,034	$1,226,779	76,636,813
United States	308,627,756	—	—	308,627,756
Corporate Bonds	—	—	1,320,891	1,320,891
Preferred Stocks	—	7,000,007	—	7,000,007
Short-Term Investments:
Money Market Funds	—	18,667,365	—	18,667,365
Time Deposits	—	25,209	—	25,209

Total	$314,122,534	$262,482,023	$2,547,670	$579,152,227

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2014	3

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$439	—	—	$439
Liabilities:
Bank overdraft	—	$(171,503)	—	(171,503)
Collateral on securities loaned at value	—	(18,667,365)	—	(18,667,365)

Total	$439	$(18,838,868)	—	$(18,838,429)

There were no transfers between levels during the period ended July 31, 2014.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: September 25, 2014